Annual Fund Operating Expenses (International Small Company Trust)	12 Months Ended
	May 01, 2011
Series I, International Small Company Trust
Operating Expenses:
Share Class	Series I
Management fee	0.95%	[1]
Distribution and service (12b-1) fees	0.05%
Other Expenses	0.14%
Total fund operating expenses	1.14%
Series II, International Small Company Trust
Operating Expenses:
Share Class	Series II
Management fee	0.95%	[1]
Distribution and service (12b-1) fees	0.25%
Other Expenses	0.14%
Total fund operating expenses	1.34%
Series NAV, International Small Company Trust
Operating Expenses:
Share Class	Series NAV
Management fee	0.95%	[1]
Distribution and service (12b-1) fees	none
Other Expenses	0.14%
Total fund operating expenses	1.09%

[1]	The management fee has been restated to reflect contractual changes to the Advisory Agreement.